Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Reportable Segment

The table below sets forth the activity in goodwill by reportable segment (in thousands):

	Reportable Segment
	Servicing	Originations	Reverse Mortgage	Asset Receivables Management	Insurance	Total
Balance at December 31, 2013	$432,267	$47,747	$138,808	$34,518	$4,397	$657,737
Impairment	—	—	(82,269)	—	—	(82,269)

Balance at June 30, 2014	$432,267	$47,747	$56,539	$34,518	$4,397	$575,468

The table below sets forth the activity in goodwill by reportable segment (in thousands):

	Reportable Segment
	Servicing	Originations	Reverse Mortgage	Asset Receivable Management	Insurance	Total
Balance at January 1, 2012	$430,464	$—	$—	$34,518	$5,309	$470,291
Acquisition of RMS	—	—	101,199	—	—	101,199
Acquisition of S1L	—	—	8,809	—	—	8,809
Adjustments(1) (2)	991	—	—	—	(912)	79

Balance at December 31, 2012	431,455	—	110,008	34,518	4,397	580,378
Acquisition of ResCap net assets	—	47,648	—	—	—	47,648
Acquisition of Ally Bank net assets	—	99	—	—	—	99
Acquisition of MetLife Bank net assets	812	—	—	—	—	812
Adjustments(1)	—	—	28,800	—	—	28,800
Impairment	—	—	—	—	—	—

Balance at December 31, 2013	$432,267	$47,747	$138,808	$34,518	$4,397	$657,737

(1)	During the years ended December 31, 2012 and 2013, the Company recorded adjustments to the goodwill allocated to the Servicing and Reverse Mortgage segments in connection with the acquisitions of Green Tree and RMS, respectively. Refer to additional information on Green Tree and RMS at Note 3.
(2)	During the year ended December 31, 2012, the Company made an immaterial correction of an error to the purchase price allocation for Green Tree that was outside the measurement period, which resulted in an adjustment to the goodwill allocated to the Insurance segment.